[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

August 14, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco Dynamic Credit Opportunities Fund

(File No. 811-22043) – Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Invesco Dynamic Credit Opportunities Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

The Registration Statement relates to the offering of the Fund’s common shares of beneficial interest on a delayed or continuous basis in reliance on Rule 415 of the General Rules and Regulations under the Securities Act.

A fee of $116.20 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406, Kevin Hardy at (312) 407-0641 or Veronica Castillo of Invesco at (713) 214-1324.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure